Filed with the Securities and Exchange Commission on October 18, 2007

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	295	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	296	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On October 26, 2007 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

October 26, 2007

Symbols:
PORTX/PORIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

PORTFOLIO 21

Portfolio 21 is a global growth equity mutual fund.  Portfolio 21 seeks long-term capital growth.  Portfolio 21 Investments, formerly Progressive Investment Management Corporation, (the “Advisor”) is the investment advisor to Portfolio 21.  Portfolio 21 is a series of Professionally Managed Portfolios (the “Trust”).  Portfolio 21 does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Table of Contents

AN OVERVIEW OF PORTFOLIO 21	3
PERFORMANCE	5
FEES AND EXPENSES	6
INVESTMENT OBJECTIVE	7
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS OF INVESTING IN PORTFOLIO 21	9
PORTFOLIO HOLDINGS INFORMATION	10
INVESTMENT ADVISOR	10
SHAREHOLDER INFORMATION	12
ACCOUNT AND TRANSACTION POLICIES	19
TOOLS TO COMBAT FREQUENT TRANSACTIONS	19
DIVIDENDS AND DISTRIBUTIONS	20
TAX CONSEQUENCES	21
RULE 12B-1 FEES (Class R shares Only)	21
SERVICE FEES AND OTHER THIRD PARTY FEES	21
FINANCIAL HIGHLIGHTS	22
PRIVACY NOTICE	24

This Prospectus sets forth basic information about Portfolio 21 that you should know before investing.  It should be read and retained for future reference.

PORTFOLIO 21

AN OVERVIEW OF PORTFOLIO 21

WHAT IS PORTFOLIO 21’S GOAL?	Portfolio 21 is a global growth equity fund.Portfolio 21 seeks long-term capital growth.

WHAT ARE PORTFOLIO 21’S PRINCIPAL INVESTMENT STRATEGIES?
Under normal market conditions, Portfolio 21 primarily invests in common stocks of domestic and foreign companies, including American Depositary Receipts (“ADRs”), of any size market capitalization.  Currently, Portfolio 21 anticipates that it may invest in at least ten countries which may include: the United States, Sweden, the United Kingdom, Japan, Germany, Switzerland, Denmark, Finland, France and Australia.  The companies must satisfy certain environmental criteria and exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth.  “Portfolio 21” refers to the progressive thinking that will be required to sustain society in the 21st century.  In selecting investments, the Advisor concentrates on those companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor employs a “bottom-up” approach to stock selection.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN	There is the risk that you could lose money on your investment in Portfolio 21. The following principal risks could affect the value of your investment:
PORTFOLIO 21?
●	The stock market declines;

●	Interest rates rise, which can result in a decline in the equity market;

●	Growth stocks fall out-of-favor with investors;

●	Stocks held by Portfolio 21 may not increase their earnings at the rate anticipated;

●	Securities of small- and medium-capitalization companies involve greater risk than investing in larger-capitalization companies;

●
Foreign investments involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

●
Foreign investments in emerging markets can be subject to relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, securities markets that trade a small number of issues and are generally more volatile than developed markets; and/or

●	Portfolio 21’s environmental policy could cause it to make or avoid investments that could result in Portfolio 21 under-performing similar funds that do not have an environmental policy.

PORTFOLIO 21

WHO MAY WANT TO	Portfolio 21 may be appropriate for investors who:
INVEST IN PORTFOLIO 21?	●	Want an equity investment in companies that are environmentally responsible;
●	Are seeking investments in U.S. and non-U.S. companies;

●	Are pursuing a long-term goal such as retirement;

●	Want to add an investment with growth potential to diversify their investment portfolio; and

●	Are willing to accept higher short-term risk along with higher potential for long-term growth.

Portfolio 21 may not be appropriate for investors who:

●	Need regular income or stability of principal; or

●	Are pursuing a short-term goal.

PORTFOLIO 21

PERFORMANCE

The following performance information indicates some of the risks of investing in Portfolio 21.  The information below illustrates how Portfolio 21’s total return has varied from year to year and the risks of investing in Portfolio 21 by showing its highest and lowest quarterly returns.  The table below illustrates Portfolio 21’s average annual return over time compared with a domestic broad-based market index, as well as an index that measures a number of global markets.  Portfolio 21’s past performance, before and after taxes, is not necessarily an indication of how Portfolio 21 will perform in the future.  The performance shown below is that of Portfolio 21’s Class R shares; Portfolio 21’s retail class.  No performance information is available for the Class I shares, Portfolio 21’s institutional class, as it had not completed one calendar year of operations prior to the date of this Prospectus.  Please note that the Class I shares have a lower level of expenses than the Class R shares.  If the returns for the Class I shares were shown, the returns would be higher.

Calendar Year Total Return*
Class R

* Portfolio 21’s year-to-date return as of September 30, 2007 was 12.83%.

During the period shown in the bar chart, Portfolio 21’s Class R shares highest quarterly return was 16.67% for the quarter ended December 31, 2001, and the lowest quarterly return was (20.69)% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2006
			Since Inception
	1 Year	5 Years	(9/30/99)
Class R*
Return Before Taxes	24.38%	10.33%	6.95%
Return After Taxes on Distributions(1)	24.03%	10.33%	6.92%
Return After Taxes on Distributions and Sale of Portfolio Shares(1), (2)	16.31%	9.11%	6.12%
S&P 500® Index(3)	15.80%	6.19%	3.04%
MSCI World IndexSM(4)	20.65%	10.49%	4.75%
________________________
(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

PORTFOLIO 21

(2)
The “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor.

(3)
The Standard & Poor’s 500® Index (“S&P 500® Index”) is an unmanaged index generally representative of the market for stocks of large-sized companies.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses, or taxes.  You cannot invest directly in an index.

(4)
The MSCI World IndexSM measures performance for a diverse range of developed country global stock markets, including, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.  The figures above reflect no deduction for fees, expenses or taxes and do not include reinvested dividends.  You cannot invest directly in an index.

*	Return information for Class I Shares is not presented as Class I did not commence operations until March 30, 2007.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of Portfolio 21.  For the Class R shares, the expenses below are based on actual expenses incurred for the fiscal year ended June 30, 2007.  For the Class I shares, the expenses below are based on actual expenses incurred for the Class R shares for the fiscal year ended June 30, 2007 and adjusted for class specific expenses.

Shareholder Fees(1) (fees paid directly from your investment)	Class R	Class I

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee(2)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Management Fee	0.95%	0.95%
Distribution and Service (12b-1) Fee	0.25%	None
Other Expenses(3)	0.37%	0.32%
Acquired Fund Fees and Expenses(4)	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.59%	1.29%
Less: Fee Reduction and/or Expense Reimbursement	(0.07)%	(0.07)%
Net Annual Portfolio Operating Expenses(5)	1.52%	1.22%

Example

This Example is intended to help you compare the cost of investing in shares of Portfolio 21 with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Portfolio 21 for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that Portfolio 21’s operating expenses remain the same.  Please note that the one-year figure below is based on Portfolio 21’s net expenses after giving effect to the expense limitation agreement described below.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PORTFOLIO 21

	Class R	Class I
One Year	$155	$124
Three Years	$495	$402
Five Years	$859	$701
Ten Years	$1,883	$1550

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Portfolio 21’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the transfer agent.

(2)
The redemption fee applies only to those shares that have been held for less than 60 days.  This fee will not be imposed on Portfolio shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to Portfolio 21 and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3)	Other expenses include interest, custodian, transfer agency and other customary Portfolio expenses.

(4)
Portfolio 21 is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees that Portfolio 21 incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.57% and 1.27% for the Class R shares and the Class I shares, respectively, and the Net Annual Operating Expenses would have been 1.50% and 1.20% for the Class R shares and the Class I shares, respectively, after the fee waiver.

(5)
The Advisor has contractually agreed to reduce its fees and/or pay Portfolio 21’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for the Class R shares and the Class I shares to 1.50% and 1.20%, respectively, of each class’ average net assets (the “Expense Caps”).  The Expense Caps will remain in effect for at least the one year period shown in the Example above and may continue thereafter for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Class R shares and the Class I shares of Portfolio 21 toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

INVESTMENT OBJECTIVE

Portfolio 21’s investment objective is long-term growth of capital.  Portfolio 21 is a global growth equity fund.  Portfolio 21’s investment objective may be changed without shareholder approval upon a 60-day written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, under normal market conditions, Portfolio 21 will primarily invest in common stocks of domestic and foreign companies of any size market capitalization.  Currently, Portfolio 21 anticipates that it may invest in at least ten countries which may include:  the United States, Sweden, the United Kingdom, Japan, Germany, Switzerland, Denmark, Finland, France and Australia.

The Advisor selects stocks for their growth potential.  Portfolio 21 may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.  Portfolio 21 may invest in domestic as well as foreign securities, including ADRs.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

When choosing foreign securities, Portfolio 21 may consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation policies and other pertinent financial, social, national and political factors.  Under normal market circumstances, at least 50% to 60% of Portfolio 21’s investments will typically be in foreign securities, either directly or through ADRs.  In addition, Portfolio 21 may invest in companies located in emerging markets.  With respect to emerging markets, there is no maximum percentage in which Portfolio 21 may invest.

PORTFOLIO 21

Portfolio 21 concentrates its investments in companies that have made a commitment to environmental sustainability and have demonstrated this commitment through their business strategies, practices and investments. The Advisor believes the essence of environmental sustainability is the acknowledgment of the limits of nature and society’s dependence on nature.  The Advisor’s investment perspective recognizes the fundamental challenge we face:  meeting human needs without undermining nature’s ability to support our economy in the future.  Some of these companies are changing the landscape of their industry or are forcing others in their industry to catch up.  Others have product lines that are ecologically superior to their competition. Still others are developing vitally needed technologies that will provide cleaner energy sources for the future.

Companies selected for consideration must display some or all of the following qualities:

●	Corporate leadership that has made an explicit commitment to sustainable practices and has allocated significant resources to achieve these goals;
●	Earnings improvements that are derived from the efficient use and reuse of resources;
●	Ecologically superior product lines;
●	Investments in renewable energy;
●	Innovative transportation and distribution strategies; and/or
●	Fair and efficient use of resources with respect to meeting human needs.

The Advisor focuses on individual companies that meet Portfolio 21’s environmental sustainability criteria.  The Advisor then considers the company’s standing relative to its competition in such areas as the ecological impact of its products and services, investments in sustainable technologies and processes, resource efficiency, waste and pollution intensity and environmental management.  Companies that meet these criteria are investigated further through a review of their financial and environmental statements, third-party research and personal contact with company representatives.

In addition to the environmental sustainability criteria, a company selected for Portfolio 21 must exhibit certain financial characteristics that indicate positive prospects for long-term earnings growth.  These may include some or all of the following:

●	Rising trends in revenues and earnings;
●	A sound balance sheet;
●	Increasing profit margins; and/or
●	Evolving product lines.

The Advisor uses a “bottom-up” approach in selecting investments.  In a bottom-up approach, the Advisor concentrates on the specific characteristics of each company and then qualifies the company using financial and environmental criteria appropriate to its relevant industry group.

All companies are reviewed on an ongoing basis to confirm their continued commitment to sustainability. A security will be sold within a reasonable period of time after it is determined that one or both of the following has occurred:

●	The company no longer meets the environmental sustainability criteria; and/or
●	The company no longer meets minimum financial standards.

PORTFOLIO 21

Under normal market conditions, Portfolio 21 will invest according to Portfolio 21’s principal investment strategies noted above.  However, Portfolio 21 may temporarily depart from its principal investment strategies, and make short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions.  As a result, Portfolio 21 may not achieve its investment objective.  To the extent Portfolio 21 uses a money market fund for its cash position, there will be some duplication of expenses because Portfolio 21 would bear its pro rata portion of such money market fund’s advisory fees and additional expenses.

Shares of Other Registered Investment Companies.  Portfolio 21 may invest in shares of other registered investment companies, including money market funds, subject to the limitation of the Investment Company Act of 1940, as amended.  To the extent that Portfolio 21 invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to Portfolio 21’s direct fees and expenses.

PRINCIPAL RISKS OF INVESTING IN PORTFOLIO 21

The principal risks of investing in Portfolio 21 are discussed below.

Market Risk.  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small- and Medium-Size Company Risk.  Investing in securities of small- and medium-size companies may involve greater volatility than investing in larger and more established companies because small- and medium-size companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies may have limited liquidity and their prices may be more volatile.  You should expect that the value of Portfolio 21’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Management Risk.  Management risk describes Portfolio 21’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for Portfolio 21.  The value of your investment in Portfolio 21 is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Foreign Securities and Emerging Markets Risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition to developed markets, Portfolio 21 may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

PORTFOLIO 21

For additional information regarding foreign securities risk, please see Portfolio 21’s most recent Statement of Additional Information (“SAI”).

Environmental Sustainability Policy Risk.  Portfolio 21’s environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy.  Accordingly, Portfolio 21 may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

PORTFOLIO HOLDINGS INFORMATION

Portfolio 21’s holdings are disclosed quarterly within 60 days of the end of each period covered by, in the Annual Report and Semi-Annual Report to Portfolio 21 shareholders, and in the quarterly holdings report on Form N-Q.  In addition, Portfolio 21 discloses its calendar quarter-end holdings and certain other characteristics on Portfolio 21’s website at portfolio21.com within 10 calendar days after the calendar quarter-end.  The calendar quarter-end holdings for Portfolio 21 will remain posted on the website at least until the date of the next required regulatory filing with the Securities and Exchange Commission (the “SEC”).  Holdings information posted on Portfolio 21’s website may be separately provided to any person commencing the day after it is first published on the website.  A more detailed description of Portfolio 21’s policies and procedures with respect to the disclosure of Portfolio 21’s holdings is available in the SAI.

INVESTMENT ADVISOR

Portfolio 21 Investments, formerly Progressive Investment Management Corporation, Portfolio 21’s investment advisor, is located at 721 N.W. Ninth Avenue, Suite 250, Portland, Oregon 97209.  The Advisor, which was incorporated in 1987, provides advice on buying and selling securities and socially responsible investment management services to individual and institutional investors and managed assets of approximately $414 million as of September 30, 2007.  The Advisor also furnishes Portfolio 21 with office space and certain administrative services and provides most of the personnel needed by Portfolio 21.  For its services, Portfolio 21 pays the Advisor a monthly management fee, calculated daily and payable monthly, equal to 0.95% of its average daily net assets.  For the fiscal year ended June 30, 2007, the Advisor received advisory fees of 0.90% of Portfolio 21’s average daily net assets, net of waiver.  Any amount waived by the Advisor is subject to recoupment as discussed in the section “Portfolio Expenses” below.

A discussion regarding the basis for the Board’s approval of Portfolio 21’s investment advisory agreement with the Advisor is available in Portfolio 21’s Semi-Annual Report to shareholders for the most recent period ended December 31.

Portfolio Expenses

Portfolio 21 is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay Portfolio 21’s expenses for the Class R shares and the Class I shares to ensure that Net Annual Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 1.50% and 1.20%, respectively, of each class’ average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by Portfolio 21 if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Class R shares and the Class I shares toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the Expense Caps.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Portfolio 21 must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

PORTFOLIO 21

Portfolio Managers

Portfolio 21 is managed by a committee of investment professionals associated with the Advisor, each of whom provides particular expertise to the management function.  Overall investment philosophy, including establishment, review and revision of the environmental sustainability selection criteria, is the responsibility of the entire team, headed by Leslie Christian.  Indigo Teiwes and her associates are responsible for conducting selection and ongoing research on all companies considered for Portfolio 21.  Jim Madden and Tony Tursich make all portfolio structure and trading decisions, including sector and country allocation, individual stock selection, and trading time and location.  Carsten Henningsen is an active participant in all philosophy and general strategy decisions.

Leslie E. Christian, CFA, has been President of the Advisor since 1995 and is the co-founder of Portfolio 21.  Leslie has more that 30 years experience in the investment field, including nine years in New York as a Director with Salomon Brothers, Inc.  She received her Bachelor’s degree from the University of Washington and her MBA in Finance from the University of California, Berkeley.  Leslie is Chair of the Board of Upstream 21 Corporation and serves on the Board of Directors of Plymouth Housing Group in Seattle.

Carsten Henningsen, considered a pioneer in the field of socially and environmentally responsible investing, founded the Advisor in 1982 and is co-founder of Portfolio 21.  He is a graduate of Stichting Nijenrode, The Netherlands School of Business and the University of Puget Sound. Carsten is a member of the Board of Upstream 21 Corporation and has served on the boards of The Social Investment Forum, 1000 Friends of Oregon Foundation, the Ecotrust Council and the City of Portland Sustainable Industries Committee.

James Madden, CFA, and Senior Portfolio Manager has been with the Advisor since 1991 and is jointly and primarily responsible for day-to-day management of Portfolio 21.  Jim developed the Advisor’s shareholder activism program, an essential element of the Advisor’s social and environmental investment approach.  He received his Bachelor’s degree and Master of Science in Business Administration from University of Wisconsin.  Jim is a member of the CFA Institute and the Portland Society of Financial Analysts.

Tony S. Tursich, CFA, and Portfolio Manager, has been with the Advisor since July 1997, and is jointly and primarily responsible for day-to-day management of Portfolio 21.  He has over ten years of experience in the securities industry.  Tony received his Bachelor’s degree from Montana State University and a Master of Science in Business Administration from Portland State University.  He has studied European business at Ecole Superieure de Commerce Marseille-Provence in France.  Tony is a member of the CFA Institute and the Portland Society of Financial Analysts.

Indigo Teiwes, Senior Sustainability Research Analyst, has been on Portfolio 21’s Management Team since December 1999 and is primarily responsible for the environmental sustainability research.  In 1999 she received her Bachelor’s degree from the University of Oregon’s Lundquist College of Business and also completed its Environmental Studies program.  Indigo currently is Board Chair of the Green House Network in addition to leading the Energy Working Group of the Natural Capital Center.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of Portfolio 21 shares.

PORTFOLIO 21

SHAREHOLDER INFORMATION

Electronic Delivery

Consistent with Portfolio 21’s commitment to environmental sustainability, you may sign up to receive prospectuses, supplements and Annual and Semi-Annual Reports electronically on portfolio21.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on portfolio21.com or contacting Portfolio 21 at 877.351.4115 Ext. 21.

Pricing of Portfolio Shares

A fund’s share price is known as its net asset value (“NAV”).  The NAV is determined by dividing the value of Portfolio 21’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of Portfolio 21, including management, administration and other fees, which are accrued daily.  Portfolio 21’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholders transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (“USBFS”), Portfolio 21’s transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  Portfolio 21’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Portfolio 21 does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by Portfolio 21 that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed (a “Significant Event”).  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other assets shall be the amount the owner of the security or asset might reasonably expect to receive upon its current sale.  To help determine whether a Significant Event has occurred with respect to securities traded principally in foreign markets, Portfolio 21 has engaged a third party service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of trading on the NYSE.

Attempts to determine the fair value of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Portfolio 21 would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

PORTFOLIO 21

How to Purchase Shares

Portfolio 21 offers two classes of shares:  Class R and Class I.  The classes differ with respect to their minimum investments.  In addition, Class R shares impose a Rule 12b-1 fee that is assessed against the assets of that class.  Class I shares are primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Class I shares also may be offered through certain financial institutions that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in Portfolio 21.

To purchase shares of Portfolio 21, you must make a minimum initial investment as listed in the table below.

Minimum Investments	To Open Regular Account	To Open Retirement or Tax- Deferred Account	To Open an AIP	To Add to Your Account
Class R Shares	$5,000	$1,000	$1,000	$100
Class I Shares	$1,000,000	$1,000,000	N/A	$1,000

You may purchase shares of Portfolio 21 by completing an Account Application and mailing it along with a check payable to “Portfolio 21.”

If you invest in Class R shares and make your initial investment through a retirement or tax-deferred account, or enroll in Portfolio 21’s Automatic Investment Plan (“AIP”), the minimum initial investment is $1,000.  Subsequent investments in the amount of at least $100 may be made by mail, by wire or electronic funds transfer.

If you invest in Class I shares, you may be entitled to a waiver of the minimum initial investment requirement.  Circumstances that may warrant waiving or reducing the initial minimum investment include, but are not limited to, the following:

●	Defined contribution plans with plan assets of at least $50 million;
●	Registered investment advisors purchasing at least $1 million of shares on behalf of their clients;
●	Institutional clients of the Advisor;
●	Trustees and officers of the Trust; and
●
Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minor Act accounts naming qualifying persons).

These minimums can be changed or waived by the Advisor at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of initial or subsequent investments.

Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  Portfolio 21 does not accept payment in cash or money orders.  Portfolio 21 does not accept cashier’s checks in amounts less than $10,000.  To prevent check fraud, Portfolio 21 does not accept third party checks, U.S. treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Portfolio 21 is unable to accept post dated checks, post dated on-line bill paychecks or any conditional order or payment.  If your check does not clear, your purchase will be cancelled.  If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by Portfolio 21 as a result.

PORTFOLIO 21

All Account Applications to purchase Portfolio 21 shares are subject to acceptance by Portfolio 21 and are not binding until so accepted.  Portfolio 21 reserves the right to reject any purchase order in whole or in part.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of Portfolio 21.  Purchases may also be rejected from persons believed by Portfolio 21 to be “market timers.”

PATRIOT Act
In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Account Application as part of Portfolio 21’s Anti-Money Laundering Program.  As requested on the Account Application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the transfer agent at 866.209.1962 if you need additional assistance when completing your Account Application.

If we do not have a reasonable belief of the identity of a customer, the Account Application will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  Portfolio 21 also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Portfolio 21 does not issue share certificates and its shares have not been registered for sale outside of the United States.  Portfolio 21 generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

If you have questions about buying shares or completing the Account Application, please call 877.351.4115 Ext. 21.  Account Applications may also be downloaded from Portfolio 21’s website at portfolio21.com.

Purchase by Mail.
If you are making an initial investment in Portfolio 21, simply complete and sign an Account Application and mail it, along with a check made payable to “Portfolio 21” to the address below.

If you are making a subsequent purchase, a stub is attached to the account statement you receive after each transaction.  Detach the stub from the statement and mail it, together with a check made payable to “Portfolio 21,” using the envelope provided with your statement or to the address below.  Your account number should be written on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

Regular Mail: Portfolio 21 c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery: Portfolio 21 c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Note: Portfolio 21 does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone.  If you have completed the “Telephone Options” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of Portfolio 21 by calling toll free at 866.209.1962.  Telephone orders will be accepted via electronic funds transfer from your pre-designated account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV next calculated on that day.  For security reasons, requests by telephone may be recorded.

PORTFOLIO 21

By Wire.
Initial Investment
If you are making an initial investment in Portfolio 21, before you wire funds, please contact the transfer agent by phone at 866.209.1962 to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the transfer agent at 866.209.1962 to advise of your wire to ensure proper credit upon receipt.  Your bank must include both the name of Portfolio 21 and your name so that it can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the transfer agent at 866.209.1962 to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt.  It is essential that your bank include the name Portfolio 21 and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the transfer agent.  Your bank may charge you a fee for sending a wire to Portfolio 21.

Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI  53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services
Account Number: 112-952-137
Further Credit: Portfolio 21,
 (Shareholder name)
 (account number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither Portfolio 21 nor U.S. Bank, N.A., Portfolio 21’s custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the transfer agent.

Through a Financial Intermediary.  You may buy and sell shares of Portfolio 21 through certain financial intermediaries and their agents (collectively, “Financial Intermediaries”).  Your order will be priced at Portfolio 21’s NAV next computed after it is received by a Financial Intermediary and accepted by Portfolio 21.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  Portfolio 21 may pay the Financial Intermediary for maintaining individual ownership records as well as providing other services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with Portfolio 21, forwarding payment promptly as well as ensuring that you receive copies of Portfolio 21’s Prospectus.  Portfolio 21 may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of Portfolio 21.  If you transmit your order to these Financial Intermediaries before close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open, your order will be priced at Portfolio 21’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

PORTFOLIO 21

Automatic Investment Plan. Class R shares Only.  For your convenience, Portfolio 21 offers an AIP.  Under the AIP, after your minimum initial investment, you authorize Portfolio 21 to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application and mail it to Portfolio 21 at the address listed under “Purchase by Mail”, or call the transfer agent at 866.209.1962.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  Any request to change or terminate your participation in the AIP should be submitted to Portfolio 21 sufficiently in advance of the next withdrawal.  If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account.  Portfolio 21 may terminate or modify this privilege at any time.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 866.209.1962 for additional information regarding Portfolio 21’s AIP.

Retirement Plans.  You may invest in Portfolio 21 by establishing a tax-sheltered IRA.  Portfolio 21 offers Traditional, Roth, SIMPLE and SEP IRAs.  You may obtain information about opening an IRA account by calling USBFS at 866.209.1962.  If you wish to open a Keogh, Section 403(b) or other type of retirement plan, please contact your Financial Intermediary.

How to Redeem Shares

In general, orders to sell (redeem) Portfolio 21 shares may be placed either directly with Portfolio 21 or through your Financial Intermediary.  You may redeem part or all of your Portfolio 21 shares at the next determined NAV after Portfolio 21 receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

No redemption request will become effective until all necessary documents have been received, in proper form, by the transfer agent.  Shareholders should contact Portfolio 21’s transfer agent for further information concerning documentation required for a redemption of Portfolio 21 shares.

By Mail.  You may redeem your shares by simply sending a written request to the transfer agent.  Please provide the name of Portfolio 21, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by Portfolio 21.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e. corporate resolutions, or trust documents indicating proper authorization.)  Shareholders should contact the transfer agent for further information concerning documentation required for redemption of Portfolio 21 shares.

PORTFOLIO 21

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding tax.

You should send your redemption requests to:

Regular Mail: Portfolio 21 c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery: Portfolio 21 c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Note: Portfolio 21 does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone.  You may redeem Portfolio 21 shares by telephone by completing the “Telephone Options” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by calling the transfer agent at 866.209.1962.  If you have a retirement account, you may not redeem shares by telephone.  Telephone redemptions also cannot be made if you have changed your address in the last 30 days.  You may have difficulties in making telephone redemptions during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

You may redeem all or some of your shares by calling the transfer agent at 866.209.1962 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  For joint accounts, instructions or inquires from either party will be carried out without prior notice to the other account owners.  The maximum amount that may be redeemed by telephone is $50,000.  Redemption proceeds will generally be sent on the next business day to the mailing address that appears on the transfer agent’s records.  Per your request, redemption proceeds may be wired or sent by electronic funds transfer via the ACH network to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  You are not charged for any proceeds sent via the ACH network.  Credit for proceeds sent via ACH is available within two to three days.

Prior to executing instructions received to redeem shares by telephone, Portfolio 21 and the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If Portfolio 21 or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  Once a telephone transaction has been placed, it cannot be canceled or modified.  Portfolio 21 may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

By Wire.  To redeem shares by wire, call Portfolio 21 at 866.209.1962 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The transfer agent charges a $15 outgoing wire fee.  Proceeds will be wired on the following business day to the predetermined bank instructions on your account at the time of the redemption.

Through a Financial Intermediary.  You may redeem Portfolio 21 shares through your authorized Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to Portfolio 21 and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, your order will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

PORTFOLIO 21

Systematic Withdrawal Program.  Class R shares Only.  As another convenience, you may redeem your Portfolio 21 shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, Portfolio 21 will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your account.  This program may be terminated at any time by Portfolio 21.  You may also elect to terminate your participation in this program at any time sufficiently in advance of the next withdrawal.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of Portfolio 21 and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account may ultimately be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Account Application.  Please call 866.209.1962 for additional information regarding Portfolio 21’s SWP.

Low Balance Accounts.  If your total account balance falls below $1,000 for Class R shares or $1,000,000 for Class I shares due to redemptions you have made, Portfolio 21 may redeem your shares.  This does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.  Portfolio 21 will inform you in writing 30 days prior to making an involuntary redemption.  If you do not bring your total account balance up to the minimum initial investment within 30 days, Portfolio 21 may redeem your shares and send you the proceeds.  Portfolio 21 will not redeem your shares if your account value falls as a result of market fluctuations.

Payment of Redemption Proceeds.  Proceeds will be processed within seven calendar days after Portfolio 21 receives your redemption request.  If you did not purchase your shares with a wire, Portfolio 21 may delay payment of your redemption proceeds for 15 days from the date of purchase or until your check has cleared, whichever occurs first.

Redemption Fees.  Portfolio 21 is intended for long-term investors.  Short-term “market timers” that engage in frequent purchases and redemptions can disrupt Portfolio 21’s investment program and create additional transaction costs that are borne by Portfolio 21’s shareholders. For these reasons, Portfolio 21 will assess a 2.00% fee on the redemption of Portfolio 21 shares held for less than 60 days.  Portfolio 21 uses the “first in, first out” (“FIFO”) method to determine the holding period.  The FIFO method states that if a shareholder purchases shares on different days, the shares he/she held the longest will be redeemed first for purposes of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and retained by Portfolio 21 for the benefit of long-term shareholders.  This fee does not apply to (i) shares purchased through reinvested dividends or capital gains; (ii) redemptions under Portfolio 21’s SWP; (iii) the redemption of shares previously purchased under an AIP; or (iv) the involuntary redemption of low balance accounts.  Portfolio 21 reserves the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

Although Portfolio 21 has the goal of applying this redemption fee to most redemption of shares held for less than 60 days, Portfolio 21 may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans). While Portfolio 21 has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide Portfolio 21 with information relating to its customers investing in Portfolio 21 through non-disclosed or omnibus accounts, Portfolio 21 cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because Portfolio 21 is required to rely on information from the Financial Intermediary as to the applicable redemption fee, Portfolio 21 cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with Portfolio 21’s policies.

PORTFOLIO 21

ACCOUNT AND TRANSACTION POLICIES

Redemption “In-Kind.”  Portfolio 21 reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from its portfolio (a redemption “in-kind”).  It is not expected that Portfolio 21 would do so except during unusual market conditions.  If Portfolio 21 pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantee.  A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee is required in the following situations:

●	If the ownership is changed on your account;
●	When redemption proceeds are sent to any person, address or bank account not on record;
●	For written requests to wire redemption proceeds (if not previously authorized on an account);
●	If a change of address request has been received by Portfolio 21’s transfer agent within the last 30 days;
●	When establishing or modifying certain services on an account; and/or
●	For all redemptions of $50,000 or more from any account.

In addition to the situations described above, Portfolio 21 and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Portfolio 21 is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt Portfolio 21’s investment program and create additional transaction costs that are borne by all of Portfolio 21’s shareholders.  The Board has adopted a policy regarding excessive trading. Portfolio 21 discourages excessive, short-term trading and other abusive trading practices and Portfolio 21 may use a variety of techniques to monitor trading activity and detect abusive trading practices. These steps may include, among other things, monitoring trading activity, imposing redemption fees, and using fair value pricing under procedures adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by Portfolio 21 in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to Portfolio 21 and its shareholders, Portfolio 21 reserves the right, in its sole discretion, to identify trading practices as abusive.  Portfolio 21 further reserves the right to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Portfolio 21 shares is believed by the Advisor to be harmful to Portfolio 21) and without prior notice.  Portfolio 21 may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Portfolio 21 seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, Portfolio 21 applies all restrictions uniformly in all applicable cases.

PORTFOLIO 21

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions Portfolio 21 handles, there can be no assurance that Portfolio 21’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since Portfolio 21 receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, Portfolio 21 cannot always detect frequent trading.  However, Portfolio 21 will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, Portfolio 21 has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to Portfolio 21, at Portfolio 21’s request, certain information relating to their customers investing in Portfolio 21 through non-disclosed or omnibus accounts.  Portfolio 21 will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from Portfolio 21 to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of Portfolio 21’s policies.  However, Portfolio 21 cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, Portfolio 21’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

DIVIDENDS AND DISTRIBUTIONS

Portfolio 21 distributes dividends from its net investment income at least annually.  Based on the investment strategies of Portfolio 21 as summarized above, it is anticipated that Portfolio 21’s net investment income generally will consist of interest income and dividends received on investments, less expenses.

Portfolio 21 also distributes any realized net capital gain at least annually.  Portfolio 21 realizes capital gains mainly from sales of its assets for a profit.  Net capital gains of Portfolio 21 (net long-term capital gain over net short-term capital loss) realized and distributed by Portfolio 21 and designated as capital gains dividends are taxble to shareholders as long-term capital gains, without regard to the length of time the shareholders have held shares of Portfolio 21.

Dividends and capital gain distributions (collectively, “Distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing.  If you wish to change your Distribution option, write to Portfolio 21 in advance of the payment date of the Distribution.  Normally, Distributions are taxable events for shareholders whether the Distributions are received in cash or reinvested.  If you elect to receive Distributions from Portfolio 21 by check and the U.S. Postal Service cannot deliver such check or your check remains uncashed for six months, Portfolio 21 reserves the right to reinvest the check in your account at Portfolio 21’s then current NAV per share and to reinvest all subsequent Distributions in shares of Portfolio 21 until an updated address is received.

PORTFOLIO 21

TAX CONSEQUENCES

Portfolio 21 intends to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income.  The rate you pay on capital gain distributions will depend on how long Portfolio 21 held the securities that generated the gains, not on how long you owned your Portfolio 21 shares.  You will be taxed in the same manner whether you receive your Distributions in cash or reinvest them in additional Portfolio shares.

By law, Portfolio 21 must withhold a percentage of your taxable Distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs Portfolio 21 to do so.

If you sell your Portfolio 21 shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Because everyone’s tax situation is unique, any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

RULE 12B-1 FEES (Class R shares Only)

Portfolio 21 has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”).  This rule allows Portfolio 21 to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders.  The Plan provides for the payment of a distribution and service at the annual rate of 0.25% of Portfolio 21’s average daily net assets which are payable to the Advisor, as distribution coordinator.  Because these fees are paid out of Portfolio 21’s assets on an on-going basis, over time these fees will increase the cost of your investment in Portfolio 21 shares and may cost you more than paying other types of sales charges.

SERVICE FEES AND OTHER THIRD PARTY FEES

In addition to paying fees under the Plan, Portfolio 21 may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to Portfolio 21 or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of Portfolio 21.  Such payments and compensation are in addition to sales charges (including Rule 12b-1 fees) and service fees paid by Portfolio 21.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of Portfolio 21 on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Portfolio 21’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on Portfolio 21 and the dollar amount of the shares sold.

PORTFOLIO 21

FINANCIAL HIGHLIGHTS

This table shows Portfolio 21’s financial performance for the periods shown.  Certain information reflects financial results for a single Portfolio 21 share.  “Total return” shows how much your investment in Portfolio 21 would have increased or decreased during the period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.  Its report and Portfolio 21’s financial statements are included in the Annual Report to shareholders for the most recent fiscal period ended June 30, which is available upon request.

Financial Highlights For a capital share outstanding throughout each period
Class R	Year Ended June 30,	Period Ended June 30,		Year Ended August 31,
	2007	2006		2005	2004	2003	2002

Net asset value, beginning of period	$29.05	$25.49		$21.64	$19.47	$16.67	$19.52

Income from investment operations:
Net investment income (loss)	0.32	0.37		0.18	0.08	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	7.79	3.41		3.77	2.13	2.79	(2.67)

Total from investment operations	8.11	3.78		3.95	2.21	2.81	(2.72)

Less distributions:
From net investment income	(0.32)	(0.16)		(0.10)	(0.04)	—	—
From net realized gain	(0.30)	(0.06)		—	—	(0.02)	(0.13)
Total distributions	(0.62)	(0.22)		(0.10)	(0.04)	(0.02)	(0.13)
Paid-in capital from redemption fees	— (1)	—	(1)	— (1)	— (1)	0.01	—

Net asset value, end of period	$36.54	$29.05		$25.49	$21.64	$19.47	$16.67

Total return	28.18%	14.88	(2)	18.27%	11.36%	16.90%	(14.04)%

Ratios/supplemental data:
Net assets, end of period (millions)	$172.2	$119.8		$88.4	$51.5	$22.5	$15.2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.57%	1.63	%(3)	1.69%	1.90%	2.17%	2.42%
After fees waived and expenses absorbed	1.50%	1.50	%(3)	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.99%	1.60	%(3)	0.71%	0.02%	(0.52)%	(1.27)%
After fees waived and expenses absorbed	1.06%	1.73	%(3)	0.90%	0.42%	0.15%	(0.35)%

Portfolio turnover rate	0%	4	%(2)	1%	4%	10%	8%

(1)	Less than $0.01 per share.
(2)	Not annualized.
(3)	Annualized.

PORTFOLIO 21

Financial Highlights For a capital share outstanding throughout each period
Class I	Period Ended June 30, 2007(1)

Net asset value, beginning of period	$34.44

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain on investments	1.97

Total from investment operations	2.13

Less distributions:
From net investment income	—
From net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	—

Net asset value, end of period	$35.57

Total return	6.18%(2)

Ratios/supplemental data:	$67.7
Net assets, end of period (millions)

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%(3)
After fees waived and expenses absorbed	1.20%(3)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.28%(3)
After fees waived and expenses absorbed	2.31%(3)

Portfolio turnover rate	0%(2)
(1)       Institutional shares have been offered since March 30, 2007.
(2)       Not annualized.
(3)       Annualized.

PORTFOLIO 21

PRIVACY NOTICE

Portfolio 21 collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing Portfolio 21.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of Portfolio 21 through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Not a part of the Prospectus

PORTFOLIO 21

Investment Advisor
Portfolio 21 Investments
721 N.W. Ninth Avenue, Suite 250
Portland, Oregon 97209
877.351.4115 Ext. 21

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant & Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

PORTFOLIO 21

You can find more information about Portfolio 21 in the following documents:

Statement of Additional Information (“SAI”): The SAI provides additional details about the investments and techniques of Portfolio 21 and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

Annual/Semi-Annual Reports: Additional information about Portfolio 21’s investments is available in Portfolio 21’s Annual and Semi-Annual Reports to shareholders.  In Portfolio 21’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Portfolio 21’s performance during its last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquires about Portfolio 21 by contacting Portfolio 21 at:

Portfolio 21
721 N.W. Ninth Avenue
Suite 250
Portland, OR 97209
Telephone:  877.351.4115 Ext. 21
portfolio21.com

You can review and copy information including Portfolio 21’s reports to shareholders and SAI at the Public Reference Room of the SEC in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about Portfolio 21 are also available:

●	Free of charge from Portfolio 21’s website at portfolio21.com; or
●	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
●	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-0102; or
●	For a fee, by email request to: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
Dated October 26, 2007

PORTFOLIO 21

721 N.W. Ninth Avenue, Suite 250
Portland, OR 97209
877.351.4115 Ext. 21
portfolio21.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Class R and Class I shares, Portfolio 21’s retail and institutional classes, respectively, dated October 26, 2007, of Portfolio 21, advised by Portfolio 21 Investments, formerly Progressive Investment Management Corporation (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”). Copies of Portfolio 21’s Prospectus for the Class R shares and the Class I shares are available by calling the above number.

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT OBJECTIVE AND POLICIES	3
Equity Securities.	4
Foreign Investments and Currencies.	5
Other Registered Investment Companies.	6
Illiquid Securities.	6
Restricted Securities.	7
Repurchase Agreements.	7
Short-Term Investments.	8
INVESTMENT RESTRICTIONS	9
PORTFOLIO TURNOVER	10
PORTFOLIO HOLDINGS INFORMATION	10
TRUSTEES AND EXECUTIVE OFFICERS	12
PROXY VOTING POLICIES	15
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS	15
PORTFOLIO 21’S INVESTMENT ADVISOR	16
Portfolio Managers.	17
SERVICE PROVIDERS	19
Administrator, Transfer Agent and Fund Accountant.	19
Custodian.	20
Independent Registered Public Accounting Firm and Legal Counsel.	20
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	20
CAPITAL STOCK	21
DETERMINATION OF NET ASSET VALUE	22
PURCHASE AND REDEMPTION INFORMATION	23
How to Buy Shares.	23
How to Sell Shares and Delivery of Redemption Proceeds.	23
Telephone Instructions.	24
Redemptions In-Kind.	24
RULE 12B-1 DISTRIBUTION PLAN	25
DISTRIBUTIONS AND TAX INFORMATION	25
Distributions.	25
Tax Information.	26
DISTRIBUTOR	28
MARKETING AND SUPPORT PAYMENTS	29
Support Payments.	29
Entertainment, Conferences and Events.	29
FINANCIAL STATEMENTS	30
APPENDIX A	31
APPENDIX B	32

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to Portfolio 21.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Portfolio 21’s assets for any shareholder held personally liable for obligations of Portfolio 21 or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Portfolio 21 or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of Portfolio 21.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and Portfolio 21 itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of Portfolio 21.  Portfolio 21’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of Portfolio 21’s investment objective and policies as set forth in the Prospectus.  There is no assurance that Portfolio 21 will achieve its investment objective.

Portfolio 21’s investment objective is long-term growth of capital.  Portfolio 21 primarily invests in common stocks of domestic and foreign companies that satisfy certain environmental sustainability criteria.  Portfolio 21 is diversified.  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the mutual fund purchases a security.  If Portfolio 21 purchases a security and holds it for a period of time, the security may become a larger percentage of Portfolio 21’s total assets due to movements in the financial markets.  If the market affects several securities held by Portfolio 21, Portfolio 21 may have a greater percentage of its assets invested in securities of fewer issuers.  Portfolio 21 would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite Portfolio 21 qualifying as a diversified mutual fund under applicable federal laws.

Whenever an investment policy or limitation states a maximum percentage of Portfolio 21’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of Portfolio 21’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with Portfolio 21’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by Portfolio 21, Portfolio 21 may receive stock, real estate or other investments that Portfolio 21 would not, or could not buy.  If this happens Portfolio 21 would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Portfolio 21 may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.
Portfolio 21 may invest in equity securities consistent with its investment objective and strategies.  Common stocks, preferred stocks and convertible securities are examples of equity securities in which Portfolio 21 may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of Portfolio 21’s securities may fluctuate substantially from day-to-day.  Owning an equity security can also subject Portfolio 21 to the risk that the issuer may discontinue paying dividends.

To the extent Portfolio 21 invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of smaller-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by Portfolio 21.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of Portfolio 21.

Common Stock
Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which Portfolio 21 invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to Portfolio 21 as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to Portfolio 21.

Preferred Stock
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities
Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Convertible securities also include corporate bonds, notes and preferred stock.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Foreign Investments and Currencies.
Portfolio 21 may invest in the securities of foreign issuers (“foreign securities”), including sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and Portfolio 21 may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to Portfolio 21, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, Portfolio 21 may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede Portfolio 21’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with Portfolio 21’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, Portfolio 21 may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject Portfolio 21, to a greater extent, to the risks associated with investments in that region or country.  Portfolio 21 will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on Portfolio 21’s foreign securities may be subject to foreign withholding tax.  Portfolio 21 may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to Portfolio 21 of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in Portfolio 21, under U.S. tax law, they will reduce the net return to Portfolio 21’s shareholders.

To the extent Portfolio 21 invests in securities denominated in foreign currencies, Portfolio 21 will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of Portfolio 21’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting Portfolio 21 to the risk of fluctuating currency exchange rates pending settlement.

Portfolio 21 may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter (“OTC”) market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of an unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Other Registered Investment Companies.
Portfolio 21 may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, Portfolio 21 becomes a shareholder of that investment company.  As a result, Portfolio 21 shareholders indirectly will bear Portfolio 21’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Portfolio 21 shareholders directly bear in connection with Portfolio 21’s own operations.

Illiquid Securities.
Portfolio 21 may not invest more than 15% of the value of its net assets in securities that are illiquid.  The Advisor will monitor the amount of illiquid securities in Portfolio 21, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and Portfolio 21 might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.
Portfolio 21 may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” Portfolio 21 may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  Portfolio 21 may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, Portfolio 21’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that Portfolio 21 does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and Portfolio 21 might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  Portfolio 21 might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements.
Portfolio 21 may enter into repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from Portfolio 21 to the seller of the U.S. government security subject to the repurchase agreement. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to Portfolio 21, or the purchase and repurchase prices may be the same, with interest at a stated rate due to Portfolio 21 together with the repurchase price on repurchase.  In either case, the income to Portfolio 21 is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  Portfolio 21 will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  Portfolio 21 may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement is deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the U.S. government security acquired by Portfolio 21 subject to a repurchase agreement as being owned by Portfolio 21 or as being collateral for a loan by Portfolio 21 to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, Portfolio 21 may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan, and Portfolio 21 has not perfected a security interest in the U.S. government security, Portfolio 21 may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, Portfolio 21 would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for Portfolio 21, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, Portfolio 21 will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by Portfolio 21 plus accrued interest, and Portfolio 21 will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), Portfolio 21 will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that Portfolio 21 will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Short-Term Investments.
Portfolio 21 may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
Portfolio 21 may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by Portfolio 21 will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, Portfolio 21 also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
Portfolio 21 may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service©, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

INVESTMENT RESTRICTIONS

The Trust (on behalf of Portfolio 21) has adopted the following restrictions as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of Portfolio 21.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of Portfolio 21 represented at a meeting at which the holders of more than 50% of Portfolio 21’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of Portfolio 21.

Portfolio 21 may not:

1.                      Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.                      Borrow money, except for temporary or emergency purposes.  Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

3.                      Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings and only with respect to 33 1/3% of its assets.

4.                      Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities.  (This restriction does not preclude Portfolio 21 from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

5.                      Purchase real estate, commodities or commodity contracts.  (As a matter of operating policy, the Board may authorize Portfolio 21 in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

6.                      Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit Portfolio 21 from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

7.                      Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

8.                      With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.

Portfolio 21 observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Portfolio 21 may not:

1.                      Invest in any issuer for purposes of exercising control or management.

2.                      Invest in securities of other investment companies except as permitted under the 1940 Act.

3.                      Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

4.                      With respect to fundamental investment restriction No. 2 above, Portfolio 21 will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although Portfolio 21 generally will not invest for short-term trading purposes, securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in Portfolio 21’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  Portfolio 21’s portfolio turnover rate for the following fiscal periods is shown in the table below.  See “Execution of Portfolio Transactions and Brokerage.”

	June 30, 2007	June 30, 2006(1)	August 31, 2005
Portfolio Turnover Rate	0%	4%	1%
(1)	As of June 20, 2006, Portfolio 21 changed its fiscal year end from August 31 to June 30, effective with the ten-month period ending June 30, 2006.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of Portfolio 21, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of Portfolio 21.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about Portfolio 21’s holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which Portfolio 21’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of Portfolio 21’s shareholders and the interests of the Advisor, the principal underwriter or any other affiliated person of Portfolio 21.  After due consideration, the Board determined that Portfolio 21 has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of Portfolio 21.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of Portfolio 21’s holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of Portfolio 21 and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of Portfolio 21’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  In addition, Portfolio 21 also discloses its complete holdings and certain other portfolio characteristics on Portfolio 21’s website at portfolio21.com generally within 10 business days after the calendar quarter-end.  The calendar quarter-end holdings for Portfolio 21 will remain posted on Portfolio 21’s website until updated at the next required regulatory filing with the SEC.  Holdings information posted on Portfolio 21’s website may be provided separately to any person, commencing on the day after it is first published on Portfolio 21’s website.  In addition Portfolio 21 may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of Portfolio 21 and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of Portfolio 21, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of Portfolio 21 to each of the following entities which, by explicit agreement or by virtue of their respective duties to Portfolio 21, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to Portfolio 21 or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through Portfolio 21’s website may only be provided to additional third parties, in accordance with the policy, when Portfolio 21 has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, Portfolio 21, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about Portfolio 21’s holdings.

There can be no assurance that the policy and these procedures will protect Portfolio 21 from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of Portfolio 21.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., prior thereto Senior Vice President; formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable.	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S.
Bancorp Fund Services, LLC,
since April 2006; Vice
President, U.S. Bancorp Fund
Services, LLC since 1997;
formerly, Chief Financial
Officer, Quasar Distributors,
LLC (2000-2003).

				Not Applicable.	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.
Counsel, U.S. Bancorp Fund
Services LLC since 2004;
formerly, Associate, Krukowski
& Costello, S.C., (2002-2004);
formerly, Vice President –
Investment Operations,
Heartland Advisors, Inc. (1994-
2002).
				Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to Portfolio 21.  Portfolio 21 does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Trust Committees.
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during Portfolio 21’s last fiscal period.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once with respect to Portfolio 21 during its last fiscal period.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet with respect to Portfolio 21 during its last fiscal period.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met once with respect to Portfolio 21 during its last fiscal period.

Trustee Ownership of Portfolio Shares and Other Interests.
The following table shows the value of any Portfolio 21 shares and shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2006.

Name	Dollar Range of Portfolio Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001 - $50,000
Wallace L. Cook	None	$50,001 - $100,000
Carl A. Froebel	None	$10,001 - $50,000

Steven J. Paggioli	None	$10,001 - $50,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, Portfolio 21’s principal underwriter, or any of their affiliates. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, Portfolio 21’s principal underwriter or any of its affiliates.

Compensation.
Set forth below is the rate of compensation received by the Independent Trustees from all portfolios of the Trust for the fiscal period ended June 30, 2007.  These amounts are allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive an annual retainer of $40,000.  Independent Trustees also receive additional fees for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  The Chairman of the Board receives an additional annual retainer of $8,000.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Portfolio and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$2,300	None	None	$2,300
Wallace L. Cook, Trustee	$1,900	None	None	$1,900
Carl A. Froebel, Trustee	$1,900	None	None	$1,900
Steven J. Paggioli, Trustee(2)	$1,900	None	None	$1,900
Rowley W.P. Redington, Trustee(3)	$800	None	None	$800
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to Portfolio 21.  For the fiscal period ended June 30, 2007, aggregate Trustees’ fees and expenses of $176,000 were paid by the Trust.

(2)	Prior to November 30, 2005, Mr. Paggioli was not an Independent Trustee.
(3)	As of January 1, 2007, Mr. Redington is no longer a Trustee of the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by Portfolio 21.

PROXY VOTING POLICIES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of Portfolio 21 and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy voting policies and a record of each proxy voted by the Advisor on behalf of Portfolio 21, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of Portfolio 21 and to maximize its values over time.  The Advisor’s Policy is attached as Appendix B.

The Trust is required to file a Form N-PX, with Portfolio 21’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for Portfolio 21 will be available without charge, upon request, by calling toll-free 877.351.4115 Ext. 21, and on the SEC’s website at sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of Portfolio 21.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of Portfolio 21 or acknowledges the existence of control.  As of September 30, 2007, the Trustees as a group did not own more than 1% of the outstanding shares of Portfolio 21.  As of September 30, 2007, the following shareholders were considered to be either a control person or principal shareholder of Portfolio 21:

Principal Holders of Portfolio 21 – Class R Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122	24.69%	Record
National Financial Services, LLC 200 Liberty Street, Floor 5 New York, NY 10281-5503	9.76%	Record
Prudential Investment Management 100 Mulberry Street 3 Gateway Center Floor 11 Newark, NJ 07102-4000	6.33%	Record

Principal Holders of the Portfolio – Class I Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4122	100%	Record

PORTFOLIO 21’S INVESTMENT ADVISOR

Portfolio 21 Investments, formerly, Progressive Investment Management Corporation 721 N.W. Ninth Avenue, Suite 250, Portland, Oregon, 97209, acts as investment advisor to Portfolio 21 pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Carsten Henningsen, Chairman of the Advisor, controls the Advisor.

After its initial two year term, the Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the Board or by a vote of a majority of Portfolio 21’s outstanding voting securities and by a majority of the Independent Trustees at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of Portfolio 21 on not more than a 60-day, nor less than a 30-day, written noticeand will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for Portfolio 21, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from Portfolio 21 an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.95% of Portfolio 21’s average daily net assets as specified in Portfolio 21’s Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Advisor has contractually agreed to reduce its fees and/or pay Portfolio 21’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for Class R and Class I shares of Portfolio 21 to 1.50% and 1.20%, respectively, of Portfolio 21’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Expense Example in the Prospectus and may continue thereafter for an indefinite period, as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by Portfolio 21 toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  Portfolio 21’s accrued advisory fees and waived fees for the following fiscal periods is shown in the table below.

Fiscal Period Ended,	Fees Accrued	Fees Waived	Total Fees Paid to Advisor
June 30, 2007	$1,689,416	$120,444	$1,568,972
June 30, 2006(1)	$869,363	$117,068	$752,295
August 30, 2005	$705,503	$135,899	$569,604
(1)	As of June 20, 2006, Portfolio 21 changed its fiscal year end from August 31 to June 30, effective with the ten-month period ending June 30, 2006.

Portfolio Managers.
Portfolio 21 is managed by a committee of investment professionals associated with the Advisor, each of whom provides particular expertise to the management function.  The investment committee consists of Leslie E. Christian, Carsten Henningsen, James Madden, Tony Tursich and Indigo Teiwes.  The following provides information regarding other accounts managed by each member of the investment committee as of June 30, 2007.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Leslie Christian
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Carsten Henningsen
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
James Madden
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	115	$154 Million	0	$0
Tony Tursich
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	115	$154 Million	0	$0
Indigo Teiwes
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The portfolio managers’ and investment committee members’ compensation consists of a fixed salary, a bonus, and a retirement plan.  A portfolio manager’s salary and bonus is not based on the performance of Portfolio 21 or other managed accounts.  Salary is determined by the position a portfolio manager holds, as well as his or her experience, education, merit, productivity and contribution to the management team.  Regular salary surveys are conducted to ensure salaries are paid with the appropriate range in accordance with industry standards.  Bonuses are determined by the profits of the Advisor for the fiscal year. The distributions of the bonuses to all employees are based on a wide range of factors as applied to each employee, including length of employment, position held and employee performance.  Ms. Christian’s retirement plan is a fixed 401(k) plan and includes profit sharing at a percentage determined by the Advisor annually.  The remaining portfolio managers participate in a fixed retirement plan that is available to all employees of the firm.

The Advisor does not manage other accounts or products using the same or similar investment strategy as Portfolio 21’s strategy, but does manage other accounts for individual or institutional clients.  Such separate accounts are composed of domestic stocks, bonds and shares of Portfolio 21.  The Advisor does not receive a fee from its managed account clients for the portions of managed accounts that are invested in Portfolio 21.

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities for more than one investment account or in other circumstances.  These potential conflicts of interests include the allocation of investment opportunities and the allocation of time and investment ideas.  The Advisor does not aggregate orders among Portfolio 21 and the other accounts, nor does the Advisor participate in any soft dollar arrangements with respect to Portfolio 21 or any other accounts.  The Advisor believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by its trade allocation policy, code of ethics, other compliance policies and procedures to which the portfolio managers are subject and the fact that the compensation for portfolio managers is not based on the performance of Portfolio 21 or other managed accounts.

The following indicates the dollar range of beneficial ownership of shares by each member of Portfolio 21’s investment committee:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,000-$1,000,000, Over $1,000,000)
Leslie Christian	$100,001 - $500,000
Carsten Henningsen	$100,001 - $500,000
James Madden	$100,001 - $500,000
Tony S. Tursich	$10,001 - $50,000
Indigo Teiwes	$10,001 - $50,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant.
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI, 53202, acts as administrator to Portfolio 21.  USBFS provides certain administrative services to Portfolio 21.  Including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, Portfolio 21’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and Portfolio 21 with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of Portfolio 21, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of Portfolio 21, the determination of investment policy, or for any matter pertaining to the distribution of Portfolio 21 shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from Portfolio 21 a fee based on Portfolio 21’s current average daily net assets of 0.15% on assets up to $50 million, 0.12% on assets between $50 million and $100 million, 0.10% on assets between $100 million and $150 million and 0.05% on the remaining balance with a minimum fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The table below shows the amount of administration fees paid by Portfolio 21 to USBFS for the periods shown.

Fiscal Period Ended,	Administration Fee Paid
June 30, 2007	$221,988
June 30, 2006(1)	$147,830
August 31, 2005	$130,825
(1)	As of June 20, 2006, Portfolio 21 changed its fiscal year end from August 31 to June 30, effective with the ten-month period ending June 30, 2006.

Custodian.
U.S. Bank, National Association, is the custodian for the assets of Portfolio 21 (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by Portfolio 21.  USBFS, the Custodian, and the Portfolio’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel.
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for Portfolio 21.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by Portfolio 21 and which broker-dealers will be used to execute Portfolio 21’s securities transactions.  The purchases and sales of securities in the OTC market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of securities for Portfolio 21 also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) that specialize in the types of securities which Portfolio 21 will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Advisory Agreement with Portfolio 21, to be useful in varying degrees, but of indeterminable value.  Transactions may be placed with broker-dealers who sell shares of Portfolio 21 subject to rules adopted by the National Association for Securities Dealers (“NASD”) and the SEC.

It is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for Portfolio 21.  In accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, the Advisor may, but does not currently, give weight to the ability of a broker-dealer to furnish brokerage and research services to Portfolio 21 or to the Advisor, even if the specific services are not directly useful to Portfolio 21 and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, Portfolio 21 may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for Portfolio 21 are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both Portfolio 21 and one or more of such client accounts.  In such event, the position of Portfolio 21 and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as Portfolio 21 at the same time, Portfolio 21 may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, Portfolio 21 may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that Portfolio 21 is purchasing or selling, each day’s transactions in such security will be allocated between Portfolio 21 and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as Portfolio 21 is concerned.  In other cases, however, it is believed that the ability of Portfolio 21 to participate in volume transactions may produce better executions for Portfolio 21.

Portfolio 21 does not effect securities transactions through brokers in accordance with any formula, nor does it direct securities transactions to brokers in exchange for selling shares of Portfolio 21.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of Portfolio 21 for their customers.

The table below shows the amount of brokerage commission paid by Portfolio 21 with respect to transactions for the fiscal periods shown.

	June 30, 2007	June 30, 2006(1)	August 31, 2005
Brokerage Fees Paid	$56,951	$20,438	$26,869
(1)	As of June 20, 2006, Portfolio 21 changed its fiscal year end from August 31 to June 30, effective with the ten-month period ending June 30, 2006.

CAPITAL STOCK

Shares issued by Portfolio 21 have no preemptive, conversion, or subscription rights.  Shares issued and sold by Portfolio 21 are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by Portfolio 21 and to the net assets of Portfolio 21 upon liquidation or dissolution.  Portfolio 21, as a separate series of the Trust, votes separately on matters affecting only Portfolio 21 (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF NET ASSET VALUE

The NAV per share of Portfolio 21 is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, Portfolio 21’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to Portfolio 21 if acquired within 60 days of maturity or, if already held by Portfolio 21 on the 60th day, based on the value determined on the 61st day.

The securities in Portfolio 21, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

Portfolio 21 will invest in foreign securities, and as a result, the calculation of Portfolio 21’s NAV may not take place contemporaneously with the determination of the prices of certain of Portfolio 21 securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of Portfolio 21’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

All other assets of Portfolio 21 are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in Portfolio 21’s Prospectus regarding the purchase and redemption of Portfolio 21 shares.

How to Buy Shares.
You may purchase shares of Portfolio 21 from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Portfolio 21 may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of Portfolio 21.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for unrestricted business, your order will be priced at Portfolio 21’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Portfolio 21 shares is its NAV.  Shares are purchased at the public offering price next determined after the USBFS receives your order in proper form as discussed in Portfolio 21’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form as discussed in Portfolio 21’s prospectus before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of Portfolio 21’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor such rejection is in the best interest of Portfolio 21, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of Portfolio 21’s shares.

In addition to cash purchases, Portfolio 21 shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Portfolio 21 shares must be readily marketable, their acquisition consistent with Portfolio 21’s objective and otherwise acceptable to the Advisor and the Board.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your Portfolio 21 shares any day the NYSE is open for regular trading.  Payments to shareholders for Portfolio 21 shares redeemed directly from Portfolio 21 will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that Portfolio 21 may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of Portfolio 21 not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of Portfolio 21’s shareholders.  Under unusual circumstances, Portfolio 21 may suspend redemptions, or postpone payment for more than seven days, but only authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of Portfolio 21’s securities at the time of redemption or repurchase.

Telephone Instructions.
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem Portfolio 21 shares by telephone.  Upon receipt of any instruction or inquiry from a person claiming to be a shareholder, Portfolio 21 or its authorized agents may carry out the instruction and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, Portfolio 21 and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, Portfolio 21 and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither Portfolio 21 nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

Redemptions In-Kind.
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of Portfolio 21’s assets).  Portfolio 21 has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Portfolio 21 does not intend to hold any significant percentage of its portfolio in illiquid securities, although Portfolio 21, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event Portfolio 21 were to elect to make an in-kind redemption, Portfolio 21 expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If Portfolio 21 held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or Portfolio 21 may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Portfolio 21 does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

RULE 12B-1 DISTRIBUTION PLAN

As noted in the Prospectus, Portfolio 21 has adopted a Distribution Plan for its Class R shares in accordance with Rule 12b-1 (the “Plan”) under the 1940 Act.  The Plan provides that Portfolio 21 will pay a fee at an annual rate of up to 0.25% of Portfolio 21’s average daily net assets of its Class R shares.  The fee is paid to the Advisor as distribution coordinator for its Class R shares as compensation for distribution related activities, not reimbursement for specific expenses incurred.

The Plan allows excess Class R share distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

The table below shows the 12b-1 payments paid by the Class R shares of Portfolio 21 pursuant to the Plan for the fiscal year ended June 30, 2007.

12b-1 Payments Paid
$399,550

Of this amount, payments were made for the following activities:

Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel
$69,607	$3,393	$0	$185,228	$141,322

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, Portfolio 21 typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by Portfolio 21 is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, Portfolio 21 will issue to each shareholder a statement of the federal income tax status of all distributions to each shareholder.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Portfolio 21 intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  Portfolio 21’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that Portfolio 21 will not be subject to any federal income or excise taxes.  However, Portfolio 21 can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with such requirements, Portfolio 21 must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which Portfolio 21 paid no federal income tax.  If Portfolio 21 fails to qualify as a regulated investment company under Subchapter M of the Code, it will be taxed as a corporation.

Portfolio 21’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of Portfolio 21.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by Portfolio 21 may be qualified dividends eligible for taxation at long-term capital gain rates to the extent Portfolio 21 designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent Portfolio 21 designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Portfolio for their taxable year.  In view of Portfolio 21’s investment policy, it is expected that dividends from domestic corporations will be part of Portfolio 21’s gross income and that, accordingly, part of the distributions by Portfolio 21 may be eligible for the dividends-received deduction for corporate shareholders.  However, the portion of Portfolio 21’s gross income attributable to qualifying dividends is largely dependent on Portfolio 21’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if Portfolio 21 shares held by an individual investor are held for less than 61 days, or Portfolio shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long term capital gain distributions are taxable to shareholders as long term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Portfolio 21 may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, Portfolio 21 will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish Portfolio 21 with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide Portfolio 21 with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Portfolio 21 reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the total assets of Portfolio 21 at the end of its fiscal year is invested in stock or securities of foreign corporations, Portfolio 21 may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by Portfolio 21.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of Portfolio 21’s foreign source income (including any foreign income taxes paid by Portfolio 21), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by Portfolio 21 at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by Portfolio 21) to be included in their income tax returns.  If not more than 50% in value of Portfolio 21’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, Portfolio 21 will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by Portfolio 21.  In this case, these taxes will be taken as a deduction by Portfolio 21.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by Portfolio 21.  Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by Portfolio 21 with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by Portfolio 21 that substantially diminishes Portfolio 21’s risk of loss from any other position held by Portfolio 21 may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of Portfolio 21’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that Portfolio 21’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to Portfolio 21 that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by Portfolio 21 at the end of its taxable year generally will be required to be “marked-to-market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by Portfolio 21.  Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss.  Some part of Portfolio 21’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

Portfolio 21 will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of Portfolio 21, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to Portfolio 21 and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of Portfolio 21 under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as principal underwriter in a continuous public offering of Portfolio 21’s shares.  Pursuant to a distribution agreement (the “Distribution Agreement”) between Portfolio 21 and Quasar, Quasar acts as Portfolio 21’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of Portfolio 21’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD.

The Distribution Agreement between Portfolio 21 and Quasar has an initial term of up to two years and continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of Portfolio 21’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of Portfolio 21 on a 60-day written notice when authorized by a majority vote of Portfolio 21’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to Portfolio 21 or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of Portfolio 21.  Such payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of Portfolio 21 to be offered in certain programs and/or in connection with meetings between Portfolio 21’s representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about Portfolio 21 and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2006, the Advisor has agreements with one firm to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to these dealers for the calendar year 2006 were as follows:

Firm	Payment
Charles Schwab	$200,576

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of Portfolio 21, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio 21’s shares.

FINANCIAL STATEMENTS

The Annual Report to shareholders for Portfolio 21 for the fiscal period ended June 30, 2007 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1-Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 - Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A - 1 - This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A - 2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B
Proxy Voting Policies

Portfolio 21 Investments

PROXY VOTING AND CORPORATE ACTION
POLICIES AND PROCEDURES

POLICY

Portfolio 21 Investments (“Advisor”) acts as discretionary investment advisor for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”).  Advisor’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts.  Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Advisor will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies for clients or acting with respect to corporate actions, Advisor’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA).  Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.
PURPOSE

The purpose of these Policies and Procedures is to memorialize Advisor's policies and procedures enabling it to comply with (1) its fiduciary responsibilities to clients in voting clients' proxies and taking other shareholder action and (2) the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.
PROCEDURES

Jim Madden, Senior Portfolio Manager, is ultimately responsible for ensuring that all proxies received by Advisor are voted in a timely manner and in a manner consistent with Advisor’s determination of the client’s best interests.  Although many proxy proposals can be voted in accordance with Advisor’s established guidelines (see Section V below, “Guidelines”), Advisor recognizes that some proposals require special consideration which may dictate that Advisor make an exception to the Guidelines.

Jim Madden is also responsible for:  (1) ensuring that all corporate action notices or requests which require shareholder action received by Advisor are addressed in a timely manner; and (2) monitoring corporate actions and ensuring that, to the extent practicable, consistent action is taken across all similarly situated client accounts.

Conflicts of Interest

Where a proxy proposal raises a material conflict between Advisor’s interests and a client’s interest, including a mutual fund client, Advisor will resolve such a conflict in the manner described below:

Vote in Accordance with the Guidelines.  To the extent that the voting decision with respect to the proposal in question is determined by the Guidelines, Advisor will vote in accordance with the Guidelines.

Obtain Consent of Clients.  To the extent that the Guidelines are silent on the subject of the proposal in question, Advisor will disclose the conflict to the affected clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the clients will include:  (a) sufficient detail regarding the matter to be voted on; and (b) the nature of Advisor’s conflict, so that the clients could make an informed decision regarding the vote.  Depending on the timing of the required vote, the disclosure may be provided by a letter, a fax, electronic mail or a phone-call, as long as the client instructions received over the phone are confirmed in any type of writing (i.e., fax, email or letter).  Advisor will take good faith efforts to reach the affected clients by any of the above methods (or a combination thereof).  If a client cannot be timely reached, does not respond to the disclosure request or denies the request, Advisor will abstain from voting the securities held by that client.  If Advisor receives specific voting instructions from some, but not all of the affected clients, Advisor will follow the specific instructions in voting securities of those clients who submitted the specific instructions and will abstain from voting the rest of the securities.

Client Directive to Use an Independent Third Party.  A client may, in writing, specifically direct Advisor to forward all proxy matters, in which Advisor has a conflict of interest, to a specified independent third party for review and recommendation.  Where such independent third party’s recommendations are received on a timely basis, Advisor will vote all such proxies in accordance with such third party’s recommendation.  If the third party’s recommendations are not timely received, Advisor will abstain from voting the securities held by that client’s account.

Jim Madden will review proxy proposals for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by Advisor will be addressed as described above in this Section III.A.

Limitations

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where Advisor has determined that it is in the client’s best interest, Advisor will not vote proxies received.  The following are certain circumstances where Advisor will limit its role in voting proxies:

Client Maintains Proxy Voting Authority:  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, Advisor will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client or the designated third party.  If any proxy material is received by Advisor, Advisor will promptly forward the material to the client or specified third party.

Terminated Account or Securities Already Sold:  Once a client account has been terminated in accordance with the advisory agreement, Advisor will not vote any proxies received after the termination of the account.  Advisor also will not vote proxies received for securities which are no longer held by the client account.  If any proxy material is received by Advisor after the termination of the account, Advisor will promptly forward the material to the client or specified third party.

Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where Advisor determines that a proxy vote (or other shareholder action) is materially important to the client’s account, Advisor may recall the security for purposes of voting, subject to the terms of the loan documents.

Unjustifiable Cost:  In certain circumstances, after doing a cost-benefit analysis, Advisor may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, Advisor will maintain the following records for five years (retention during the first two years will be in Advisor's offices):  (1) these proxy voting procedures and policies, and all amendments thereto; (2) all proxy statements received regarding client securities (provided, however, that Advisor may rely on proxy statements filed on EDGAR as its records); (3) a record of all votes cast on behalf of clients; (4) records of all client requests for proxy voting information; (5) any documents prepared by Advisor that were material to making a decision how to vote or that memorialized the basis for the decision; and (6) all records relating to requests made to clients regarding conflicts of interest in voting proxies.

Clients may obtain information on how their securities were voted or request a copy of these Policies and Procedures by a written request addressed to Advisor at 721 NW Ninth, Suite 250, Portland, OR 97209, attn:  June Miller.  Advisor will summarize these Policies and Procedures in Part II of its Form ADV (or other brochure fulfilling the requirements of Rule 204-3).

Advisor also will coordinate with its mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

GUIDELINES

Advisor specializes in socially responsible investing, and Advisor’s clients are concerned with social and environmental issues.  As a result, Advisor’s policy is to exercise shareholder rights through proxy voting in line with supporting progressive and socially responsible policies and actions.  General principles that guide Advisor’s proxy voting include supporting transparency, supporting policies and actions on sustainable development, and supporting principles of equity and fairness.  This includes supporting shareholder proposals that encourage management to pursue socially and environmentally desirable goals.

Each proxy issue will be considered individually.  The following guidelines are to be used in voting proposals contained in the proxy statements.  For issues not specifically addressed below, they will be voted on a case-by-case basis according the principles described above.  In addition, all voting decisions will be consistent with Advisor's fiduciary duty and its criteria for evaluating the benefit of corporate actions to shareholders.  The foregoing considerations may cause Advisor to vote proxies in a manner other than prescribed in these guidelines under appropriate conditions.

Environmental Resolutions

Bioaccumulative Pollutants – Vote in support of eliminating these substances.

CERES Principles – Vote in favor of proposals to adopt CERES principles.

Chlorine Bleach – Vote in favor of eliminating Chlorine Bleach in paper and pulp.

Genetically Engineered (GE) Foods – Vote in favor of resolutions calling for:  (a) the phase-out of GE foods; (b) labeling of GE foods; and (c) reports on the financial and environmental costs, benefits and risks associated with GE foods.

PVC Medical Products – Vote in favor of phasing out or reducing the use of PVC in medical products.

Reporting – Vote in favor of resolutions that call for special reporting of environmental issues, thereby increasing transparency.

Renewable Energy Sources – Vote in favor of resolutions that call for increased use and development of renewable energy resources and energy efficiency.

Smoke Free Environment – Vote in favor of resolutions supporting a smoke-free environment.

Social Resolutions

Board Diversity – Vote in favor of resolutions calling for increased representation of women and minorities.

China Principles – Vote in favor of resolutions calling for the adoption of these principles.

Compensation Disclosure – Vote in favor of resolutions that support disclosure of compensation levels for executives and members of the board of directors, as transparency is imperative for fully informed decision making.

Drug availability in developing countries – Vote in support of attempts to make drug treatment for HIV/AIDS/TB/Malaria available in developing countries.

Equal Opportunity/Diversity – Vote in support of resolutions that promote equality, tolerance, and diversity.

International Labor Organization – Vote in support of proposals for the adoption of ILO principles and implementation of ILO monitoring.

McBride Principles – Vote in favor of resolutions that support the adoption of the McBride Principles.

Pharmaceutical Pricing Restraint – Vote in favor of resolutions asking companies to implement and report on price restraint policies for pharmaceutical products.

Political Contributions – Vote in favor of resolutions calling for the development and reporting of political contribution guidelines and activities.

Reporting – Vote in favor of resolutions that call for special reporting of social issues, thereby increasing transparency.

Weapons Manufacturing – Vote in support of efforts to reduce or end weapons manufacturing.

Corporate Governance Resolutions

Auditors:  Vote in support of independent auditors.  Oppose auditors who engage in any amount of consulting work (including tax consulting) in addition to auditing.  Vote in support of resolutions that separate auditing from consulting and vote in favor of resolutions designed to limit the amount of non-audit services obtained from the auditor.

Board of Directors (BODs):  Election – Support diverse boards.  Vote for BODs that are comprised of at least one-third women and/or minorities.  If less than one-third, vote only for the diverse candidates.  If the BOD has no women/minorities, vote to withhold all nominees.

Board of Directors:  Voting – Vote against cumulative voting.  Support simple majority voting.

Board of Directors:  Classified Boards – Oppose proposals for staggered and classified BODs.  Support resolutions to abolish staggered terms.

Board of Directors:  Democratic Elections – Recognizing that the current election process does not provide truly democratic elections, there is a need for reform in this area.  However, current resolutions calling for multiple candidates for each director position do not provide a reasonable process for improving elections (such as how to attract multiple qualified independent candidates, addressing costs involved, and process standardization).  As a result, votes will be cast against these proposals until a reasonable process is defined.

Board of Directors:  Number of Directors – Oppose efforts to reduce the size of boards, except under extraordinary circumstances.

Board of Directors:  Term Limits – Vote against term limits for independent BOD members, as such limits can inhibit maintaining board independence and provide management with undue power.

Board of Directors:  Independent Board of Directors – Vote in favor of resolutions for increased independence of BOD.

Board of Directors: Independent Chair – Vote in favor of resolutions that separate Board Chair and CEO positions.

Compensation: Indexed Options – Support resolutions to tie stock compensation to performance of the company relative to peer group performance.

Compensation:  Reasonable Compensation of Board of Directors and Management – Oppose executive compensation plans that compensate outside directors in excess of $100,000 per year.  Oppose executive compensation plans that compensate chief executive officers in excess of $5,000,000 per year.

Compensation:  Stock Options / Stock Incentive Plans – With the goal of encouraging employee ownership of the business upon which their livelihood depends, vote in support of stock options and stock incentive plans where excessive compensation is not a concern.  Support resolutions calling for companies to expense options.  Support stock ownership at all levels, not just for top executives.

Compensation:  Executive Severance Pay (Golden Parachutes) – Vote to restrict or eliminate “golden parachute” severance packages.  Vote to support resolutions to require shareholder approval of executive severance packages.

Poison Pills – Vote in favor of resolutions to require shareholder approval of poison pills before they can be implemented.

Voting – Vote in support of voting confidentiality.  Vote against supermajority voting, and vote in support of decreasing voting percentages where supermajority voting is in existence.

Restructuring Plans – Vote in favor of requiring shareholder approval for company restructuring plans.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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	(viii)(B)	Investment Advisory Agreement dated _________, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. – to be filed.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

	(xiii)	Investment Advisory Agreement dated _________, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Robeco Investment Management, Inc. – to be filed.

(xiv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)(B)
Investment Sub-Advisory Agreement dated November 30, 2004 between the Trust, on behalf of the Women’s Equity Fund, Boston Trust Investment Management, Inc. (formerly, BTIM Co.) and FEMMX Financial Inc. (formerly, Pro-Conscience Funds, Inc.) is herein incorporated by reference from the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 2, 2004.

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(vii)(B)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2007, between the Trust on behalf of the Hodges Small Cap Fund – to be filed.

(viii)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)	Distribution Agreement dated ________, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Quasar Distributors, LLC – to be filed.

(xii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(xiii)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Distribution Agreement dated June 23, 2006 between the Trust, on behalf of the Women’s Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

	(vi)	Addendum to Custodian Agreement on behalf of the Robeco Municipal Shares Fund – to be filed.

	(vii)	Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

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(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)	Addendum to Administration Servicing Agreement on behalf of the Robeco Municipal Shares Fund – to be filed.

(i)(H)	Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)	Addendum to Fund Accounting Servicing Agreement on behalf of the Robeco Municipal Shares Fund – to be filed.

(ii)(G)	Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

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(iii)(F)	Addendum to Transfer Agent Agreement on behalf of the Robeco Municipal Shares Fund – to be filed.

(iii)(G)	Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

(xiii)	Operating Expense Limitation Agreement dated _____, 2007 between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. – to be filed.

(xiv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xv)
Operating Expense Limitation Agreement dated July 29, 2004 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(xvi)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

	(xvii)	Operating Expense Limitation Agreement dated___________, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Robeco Investment Management, Inc. – to be filed.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xx)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxi)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxii)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxiii)
Operating Expense Limitation Agreement dated March 1, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiv)
Sub-Licensing Agreement dated September 12, 2005 between the Trust and Duncan-Hurst Capital Management, LP, on behalf of the CAN SLIM® Select Growth Fund, is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(xxv)
Assumption Agreement dated May 12, 2001 between Boston Trust Investment Management, Inc., United States Trust Company of Boston, and the Trust and FEMMX Financial Inc. (formerly, Pro-Conscience Funds Inc.), on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

7

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xi)	Opinion and Consent of Counsel dated _____, 2007 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund – to be filed.

(xii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvi)	Opinion and Consent of Counsel dated__________, 2007 by Goodwin Procter LLP for the Robeco Municipal Shares Fund – to be filed.

(xvii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

8

(xviii)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xix)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xx)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xxii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker for the Women’s Equity Fund - Class R shares is herein incorporated by reference from the Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xxiii)
Opinion and Consent of Counsel dated January 19, 2006 by Goodwin Procter LLP for the Women’s Equity Fund - Class I shares is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements – None.

(l)		Initial Capital Agreements – None.

(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

9

(vii)
Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ii)
Rule 18f-3 Plan dated January 19, 2006 by the Trust on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2006.

(iii)
Rule 18F-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(o)		Reserved.

(p)	(i)
Code of Ethics for the Trust, on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(viii)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ix)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(x)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

	(xii)	Code of Ethics for Robeco Investment Management, Inc. – to be filed.

10

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Sub-Advisor, Boston Trust & Investment Management Company and Boston Trust & Investment Management, Inc., for the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xvii)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

Item 24.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

11

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	M.D. Sass
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
Fairholme Funds, Inc.	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	The Purisima Funds
The Glenmede Fund, Inc.	Quaker Investment Trust
The Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund	Rockland Trust
Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding, Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
The Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust For Professional Managers
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	WY Funds
Jacob Internet Fund Inc.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None

12

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
FEMMX Financial Inc. 12 Geary Street, Suite 601 San Francisco, CA 94108
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111

13

Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Robeco Investment Management, Inc. 909 3rd Avenue New York, NY 10022
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Registrant’s Investment Sub-Advisor	Boston Trust Investment Management, Inc. One Beacon Street, 33rd Floor Boston, MA 02108

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 295 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 295 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on October 18, 2007.

Professionally Managed Portfolios

By:  Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 295 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	October 18, 2007
Steven J. Paggioli

Dorothy A. Berry*	Trustee	October 18, 2007
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 18, 2007
Wallace L. Cook

Carl A. Froebel*	Trustee	October 18, 2007
Carl A. Froebel

Robert M. Slotky*	President	October 18, 2007
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	October 18, 2007
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		October 18, 2007
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm